Stock-Based Compensation (Stock Units Rollforward) (Details) (Stock Unit Awards, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Unit Awards
Stock Units [Roll Forward]
Outstanding at December 31, 2011	2,391,360
Granted	1,536,779
Vested	(453,831)
Forfeited and cancelled	(474,711)
Outstanding at December 31, 2012	2,999,597	2,391,360
Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at December 31, 2011, Weighted Average Grant Date Fair Value	$ 8.80
Granted, Weighted Average Grant Date Fair Value	$ 11.54	$ 8.73	$ 7.06
Vested, Weighted Average Grant Date Fair Value	$ 11.11
Forfeited and cancelled, Weighted Average Grant Date Fair Value	$ 9.25
Outstanding at December 31, 2012, Weighted Average Grant Date Fair Value	$ 9.78	$ 8.80